Income taxes	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income taxes
Note 11. Income taxes
The components of income before income taxes were as follows:
	Year ended December 31,
(in thousands)	2021	2020	2019
United States	$(106,467)	$(16,269)	$(13,534)
Foreign	47	262	—
Total loss before income taxes	$(106,420)	$(16,007)	$(13,534)
The provisions (benefits) for income taxes and the reasons for the differences between the provisions (benefits) for income taxes and income tax provisions (benefits) using the U.S. federal income tax rate were as follows:
	Year ended December 31,
(in thousands)	2021	2020	2019
Current -
Federal	$—	$(159)	$—
State	196	1	(36)
Foreign	(27)	78	—
	169	(80)	(36)
Deferred -
Federal	—	(3)	(3)
State	—	—	—
	—	(3)	(3)
Provision (benefit) for income taxes	$169	$(83)	$(39)

Federal income tax provision (benefit) at statutory rate	$(22,348)	$(3,362)	$(2,842)
State taxes, net of federal	(1,744)	(215)	(551)
Research and experimentation tax credit	(342)	(179)	(118)
Change in valuation allowance	28,361	3,523	3,184
Stock compensation	(6,863)	406	225
Dividends received deduction	—	(308)	—
Section 162m limitation on executive compensation	2,467	—	—
Permanent differences and other	638	52	63
Provision (benefit) for income taxes	$169	$(83)	$(39)
The components of deferred tax assets and liabilities were as follows:
(in thousands)	December 31, 2021	December 31, 2020
Deferred tax assets:
Fixed assets and intangibles	$ 17	$135
Leases	378	106
Accrued expenses	2,741	2,066
Net operating loss carryforward	31,868	6,679
Stock options	5,508	—
Investment difference	—	148
R&D credit carryforward	616	325
Other	402	—
Subtotal	41,530	9,459
Less: valuation allowance	(40,760)	(9,297)
Total deferred tax assets	770	162

Deferred tax liabilities:
Leases	(370)	(101)
Prepaid expenses	(400)	(61)
Total deferred tax liability	(770)	(162)
Net deferred tax asset (liability)	$—	$—
The net change in the total valuation allowance for the year ended December 31, 2021, was an increase of $31.5 million, comprised of $28.4 million recorded through continuing operations and $3.1 million recorded to paid in capital due to IPO costs. The net change in the total valuation allowance for the year ended December 31, 2020, was an increase of $3.5 million recorded through continuing operations. In assessing the realizability of deferred tax assets, we considered whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. We considered the scheduled reversal of deferred tax liabilities, carryback potential, projected future taxable income and tax planning strategies in making this assessment. After consideration of these factors and based upon the level of historical taxable income, we believe it is more likely than not that the Company will not realize the benefits of these deductible differences at December 31, 2021.
We have federal net operating loss carryforwards of approximately $141.7 million at December 31, 2021. These loss carryforwards have an indefinite carryforward period. We also have state net operating loss carryforwards of approximately $67.5 million which begin to expire in 2034.
We have federal R&D credit carryforwards of approximately $0.8 million at December 31, 2021, which begin to expire in 2038.
We are subject to U.S. federal income tax, as well as income tax in multiple state and foreign jurisdictions. The tax returns for years 2018 and beyond remain open for examination. As of December 31, 2021, the Company is not currently under audit by any taxing authority.
We account for uncertainty in taxes in accordance with authoritative guidance. Changes in our accruals for unrecognized tax benefits were as follows:
	Year ended December 31,
(in thousands)	2021	2020
Balance at beginning of period	$81	$45
Increase for tax positions related to the current year	636	36
Decrease for tax positions related to prior years	—	—
Balance at end of period	$717	$81
The unrecognized tax benefits in the table above includes $0.2 million, and $0.1 million as of December 31, 2021, and December 31, 2020, respectively, that, if recognized, would affect our effective tax rate. We do not expect or anticipate a significant increase or decrease over the next twelve months in the unrecognized tax benefits reported above. As of December 31, 2021, and 2020, we have not accrued any interest or penalties related to unrecognized tax benefits.